Consolidated Cash Flow Statement - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Operating activities
Profit before taxation	$ 6,800	$ 6,507	$ 14,751
Adjustments for:
Depreciation and amortisation expense	2,888	3,206	6,288
Impairments of property, plant and equipment, financial assets and intangibles	168	299	333
Net finance costs	533	658	1,245
Profit from equity accounted investments, related impairments and expenses	(116)	(213)	(147)
Other	84	321	597
Changes in assets and liabilities:
Trade and other receivables	298	(672)	(662)
Inventories	(108)	(279)	(182)
Trade and other payables	(297)	331	719
Provisions and other assets and liabilities	(232)	(123)	7
Cash generated from operations	10,018	10,035	22,949
Dividends received	281	370	709
Interest received	240	79	290
Interest paid	(676)	(557)	(1,177)
Settlement of cash management related instruments	167	(275)	(292)
Net income tax and royalty-related taxation refunded	3	39	17
Net income tax and royalty-related taxation paid	(3,324)	(2,698)	(4,935)
Net operating cash flows from Continuing operations	6,709	6,993	17,561
Net operating cash flows from Discontinued operations	565	350	900
Net operating cash flows	7,274	7,343	18,461
Investing activities
Purchases of property, plant and equipment	(2,661)	(2,078)	(4,979)
Exploration expenditure	(397)	(464)	(874)
Exploration expenditure expensed and included in operating cash flows	222	192	641
Net investment and funding of equity accounted investments	(356)	271	204
Proceeds from sale of assets	102	72	89
Other investing	(61)	(138)	(141)
Net investing cash flows from Continuing operations	(3,151)	(2,145)	(5,060)
Net investing cash flows from Discontinued operations	(443)	(301)	(861)
Proceeds from divestment of Onshore US, net of its cash	6,924
Net investing cash flows	3,330	(2,446)	(5,921)
Financing activities
Proceeds from interest bearing liabilities	150	500	528
Settlements of debt related instruments	(160)	(227)	(218)
Repayment of interest bearing liabilities	(1,739)	(4,008)	(4,188)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts	(82)	(96)	(171)
Share buy-back - BHP Group Limited	(5,220)
Dividends paid	(3,411)	(2,276)	(5,220)
Dividends paid to non-controlling interests	(623)	(925)	(1,582)
Net financing cash flows from Continuing operations	(11,085)	(7,032)	(10,851)
Net financing cash flows from Discontinued operations	(13)	(27)	(40)
Net financing cash flows	(11,098)	(7,059)	(10,891)
Net (decrease)/increase in cash and cash equivalents from Continuing operations	(7,527)	(2,184)	1,650
Net increase/(decrease) in cash and cash equivalents from Discontinued operations	109	22	(1)
Proceeds from divestment of Onshore US, net of its cash	6,924
Cash and cash equivalents, net of overdrafts, at the beginning of the period	15,813	14,108	14,108
Foreign currency exchange rate changes on cash and cash equivalents	(220)	331	56
Cash and cash equivalents, net of overdrafts, at the end of the period	$ 15,099	$ 12,277	$ 15,813